Consolidated Statement of Changes in Equity (Parenthetical) - SFr / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ordinary cash dividends paid, ordinary shares per share	SFr 0.65	SFr 0.6	SFr 0.6
Special dividends paid, ordinary shares per share			SFr 0.25